Eaton Vance
Short Duration High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, 3.843%, 11/5/32(1)(2)	$795	$ 634,417
Total Commercial Mortgage-Backed Securities (identified cost $758,449)		$ 634,417

Common Stocks — 0.0%(3)
Security	Shares	Value
Technology — 0.0%(3)
Riverbed Technology, Inc.(4)(5)	423	$ 370
Total Common Stocks (identified cost $6,786)		$ 370

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$298	$ 197,422
Total Convertible Bonds (identified cost $259,490)		$ 197,422

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	3,572	$ 178,600
		$ 178,600
Technology — 0.0%(3)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	590	$ 3,244
		$ 3,244
Total Convertible Preferred Stocks (identified cost $200,332)		$ 181,844

Corporate Bonds — 83.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.3%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	580	$ 578,370
TransDigm, Inc.:
6.25%, 3/15/26(1)	810	815,277
6.375%, 6/15/26	267	265,966
		$ 1,659,613
Air Transportation — 1.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	600	$ 590,922
Delta Air Lines, Inc., 2.90%, 10/28/24	550	523,839
		$ 1,114,761
Automotive & Auto Parts — 7.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)	299	$ 300,712
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	750	757,845
Ford Motor Co., 9.00%, 4/22/25	684	758,556
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	196,220
3.664%, 9/8/24	2,475	2,401,328
5.125%, 6/16/25	850	848,738
		$ 5,263,399
Broadcasting — 0.9%
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	152	$ 143,664
Townsquare Media, Inc., 6.875%, 2/1/26(1)	162	148,944
Univision Communications, Inc., 5.125%, 2/15/25(1)	410	399,203
		$ 691,811
Cable & Satellite TV — 0.7%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	500	$ 499,227
		$ 499,227
Chemicals — 2.4%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	1,187	$ 1,105,577
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	219	214,732
W.R. Grace Holdings, LLC, 5.625%, 10/1/24(1)	480	461,191
		$ 1,781,500

Eaton Vance
Short Duration High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers — 2.2%
Ball Corp.:
4.00%, 11/15/23	342	$ 341,583
5.25%, 7/1/25	274	277,721
Graphic Packaging International, LLC, 4.125%, 8/15/24	200	198,784
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	821	813,036
		$ 1,631,124
Diversified Financial Services — 6.3%
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,299	$ 1,207,245
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	750	736,811
MoneyGram International, Inc., 5.375%, 8/1/26(1)	404	398,388
Navient Corp.:
5.875%, 10/25/24	450	441,648
6.125%, 3/25/24	388	386,431
7.25%, 9/25/23	300	305,166
PRA Group, Inc., 7.375%, 9/1/25(1)	896	888,432
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, 10/15/26(1)	325	287,846
		$ 4,651,967
Energy — 7.2%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	530	$ 548,447
Buckeye Partners, L.P., 4.35%, 10/15/24	500	491,835
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	300	294,714
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	287,463
EQM Midstream Partners, L.P.:
4.00%, 8/1/24	262	255,773
7.50%, 6/1/27(1)	500	511,720
Laredo Petroleum, Inc., 9.50%, 1/15/25	270	277,069
Matador Resources Co., 5.875%, 9/15/26	250	254,685
Nabors Industries, Inc., 9.00%, 2/1/25(1)	152	152,570
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	470	454,824
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	185	175,010
Tervita Corp., 11.00%, 12/1/25(1)	722	786,103
Transocean Proteus, Ltd., 6.25%, 12/1/24(1)	135	127,978
Weatherford International, Ltd., 11.00%, 12/1/24(1)	125	126,752
Western Midstream Operating, L.P., 3.35%, 2/1/25	548	537,697
		$ 5,282,640
Entertainment & Film — 0.4%
Live Nation Entertainment, Inc., 4.875%, 11/1/24(1)	325	$ 324,204
		$ 324,204
Security	Principal Amount* (000's omitted)	Value
Environmental — 1.0%
GFL Environmental, Inc., 3.75%, 8/1/25(1)	765	$ 743,404
		$ 743,404
Food, Beverage & Tobacco — 2.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	298	$ 280,202
Performance Food Group, Inc., 6.875%, 5/1/25(1)	502	510,032
US Foods, Inc., 6.25%, 4/15/25(1)	725	739,427
		$ 1,529,661
Gaming — 4.4%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)	413	$ 412,478
8.125%, 7/1/27(1)	280	280,393
International Game Technology PLC, 6.50%, 2/15/25(1)	1,100	1,119,668
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	650	704,824
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)	705	700,562
		$ 3,217,925
Healthcare — 6.6%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	260	$ 211,900
HCA, Inc., 5.375%, 2/1/25	1,301	1,329,261
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)	256	250,953
ModivCare, Inc., 5.875%, 11/15/25(1)	658	642,609
Owens & Minor, Inc., 4.375%, 12/15/24	479	470,054
Perrigo Finance Unlimitd Co., 3.90%, 12/15/24	527	521,116
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	958	944,779
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	520	485,074
		$ 4,855,746
Homebuilders & Real Estate — 5.9%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)	188	$ 164,442
Empire Communities Corp., 7.00%, 12/15/25(1)	137	119,868
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	561	561,095
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	342	334,315
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)	403	399,468
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	684	660,525
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	199	201,546

Eaton Vance
Short Duration High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate (continued)
VICI Properties, L.P./VICI Note Co., Inc.:
3.50%, 2/15/25(1)		854	$ 808,099
5.625%, 5/1/24(1)		616	617,050
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	500	468,738
			$ 4,335,146
Insurance — 2.1%
Acrisure, LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(1)		854	$ 820,694
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		410	390,107
AssuredPartners, Inc., 7.00%, 8/15/25(1)		342	337,417
			$ 1,548,218
Leisure — 4.6%
Merlin Entertainments, Ltd., 5.75%, 6/15/26(1)		400	$ 370,719
NCL Corp., Ltd., 3.625%, 12/15/24(1)		1,152	993,963
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)		345	358,408
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)		393	387,985
Vail Resorts, Inc., 6.25%, 5/15/25(1)		450	460,636
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		927	832,117
			$ 3,403,828
Metals & Mining — 1.4%
New Gold, Inc., 7.50%, 7/15/27(1)		1,300	$ 1,023,815
			$ 1,023,815
Paper — 1.3%
Clearwater Paper Corp., 5.375%, 2/1/25(1)		187	$ 184,861
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		750	744,652
			$ 929,513
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		231	$ 221,463
			$ 221,463
Restaurant — 3.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(1)		438	$ 444,029
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		1,118	1,127,096
IRB Holding Corp., 7.00%, 6/15/25(1)		753	771,068
			$ 2,342,193
Security	Principal Amount* (000's omitted)		Value
Services — 4.8%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		642	$ 622,814
Aramark Services, Inc., 6.375%, 5/1/25(1)		410	411,263
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		1,027	966,474
Hertz Corp. (The), 4.625%, 12/1/26(1)		169	150,696
Korn Ferry, 4.625%, 12/15/27(1)		250	235,475
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		522	531,746
WESCO Distribution, Inc., 7.125%, 6/15/25(1)		599	619,965
			$ 3,538,433
Steel — 2.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		515	$ 515,314
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		376	387,754
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		975	917,806
			$ 1,820,874
Super Retail — 0.7%
Bath & Body Works, Inc., 9.375%, 7/1/25(1)		309	$ 323,369
William Carter Co. (The), 5.625%, 3/15/27(1)		185	183,801
			$ 507,170
Technology — 2.2%
NortonLifeLock, Inc., 5.00%, 4/15/25(1)		322	$ 321,127
Seagate HDD Cayman:
4.75%, 1/1/25		410	407,428
4.875%, 3/1/24		350	348,677
Sensata Technologies B.V., 5.00%, 10/1/25(1)		500	503,172
			$ 1,580,404
Telecommunications — 5.5%
Altice France S.A., 2.50%, 1/15/25(6)	EUR	200	$ 189,475
DKT Finance ApS, 9.375%, 6/17/23(1)		250	239,937
Iliad Holding SASU, 6.50%, 10/15/26(1)		210	201,847
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		400	389,457
Sprint Corp.:
7.125%, 6/15/24		450	472,131
7.625%, 2/15/25		865	924,404
7.875%, 9/15/23		1,545	1,603,903
			$ 4,021,154
Transport Excluding Air & Rail — 0.8%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		562	$ 602,498
			$ 602,498

Eaton Vance
Short Duration High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility — 2.9%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	507	$ 510,306
5.625%, 5/20/24	342	345,887
Drax Finco PLC, 6.625%, 11/1/25(1)	702	696,247
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(1)	616	611,041
		$ 2,163,481
Total Corporate Bonds (identified cost $62,940,664)		$61,285,172

Exchange-Traded Funds — 4.8%
Security	Shares	Value
Fixed Income Fund — 4.8%
iShares 0-5 Year High Yield Corporate Bond ETF	83,000	$ 3,508,410
Total Exchange-Traded Funds (identified cost $3,408,810)		$ 3,508,410

Senior Floating-Rate Loans — 4.6%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 1.2%
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$850	$ 858,652
		$ 858,652
Automotive & Auto Parts — 0.3%
Wheel Pros, LLC, Term Loan, 6.662%, (1 mo. USD LIBOR + 4.50%), 5/11/28	$247	$ 208,021
		$ 208,021
Gaming — 0.2%
Spectacle Gary Holdings, LLC, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$182	$ 173,280
		$ 173,280
Insurance — 0.7%
Alliant Holdings Intermediate, LLC, Term Loan, 5/9/25(8)	$400	$ 387,917
Sedgwick Claims Management Services, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/31/25	148	144,379
		$ 532,296
Borrower/Description	Principal Amount (000's omitted)	Value
Services — 0.6%
AlixPartners, LLP, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$95	$ 93,117
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 11.00%, (3 mo. USD LIBOR + 8.75%), 3.75% cash, 7.25% PIK, 2/28/25	352	343,446
		$ 436,563
Super Retail — 0.5%
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$375	$ 362,644
		$ 362,644
Technology — 1.1%
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$2	$ 1,364
Presidio Holdings, Inc., Term Loan, 6.291%, (USD LIBOR + 3.50%), 1/22/27(9)	842	826,118
Riverbed Technology, Inc., Term Loan, 9.63%, (3 mo. USD LIBOR + 8.00%), 7.63% cash, 2.00% PIK, 12/7/26	52	24,272
		$ 851,754
Total Senior Floating-Rate Loans (identified cost $3,549,510)		$ 3,423,210

Short-Term Investments — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(10)	3,743,039	$ 3,743,039
Total Short-Term Investments (identified cost $3,743,039)		$ 3,743,039
Total Investments — 99.3% (identified cost $74,867,080)		$72,973,884
Other Assets, Less Liabilities — 0.7%		$ 482,918
Net Assets — 100.0%		$73,456,802
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $43,710,547 or 59.5% of the Fund's net assets.

Eaton Vance
Short Duration High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(3)	Amount is less than 0.05%.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $658,213 or 0.9% of the Fund's net assets.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	148,763	EUR	146,071	Goldman Sachs International	10/31/22	$ —	$(1,490)
USD	84,323	EUR	82,465	State Street Bank and Trust Company	10/31/22	—	(503)
USD	148,709	EUR	146,071	State Street Bank and Trust Company	10/31/22	—	(1,544)
USD	148,704	EUR	146,071	State Street Bank and Trust Company	10/31/22	—	(1,549)
USD	148,612	EUR	146,071	State Street Bank and Trust Company	10/31/22	—	(1,641)
						$ —	$(6,727)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Short Duration High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $3,743,039, which represents 5.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$4,550,435	$17,721,981	$(22,271,904)	$(512)	$ —	$ —	$1,116	—
Liquidity Fund	—	38,982,031	(35,238,992)	—	—	3,743,039	7,195	3,743,039
Total				$(512)	$ —	$3,743,039	$8,311
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$ —	$ 634,417	$ —	$ 634,417
Common Stocks	—	370	—	370
Convertible Bonds	—	197,422	—	197,422
Convertible Preferred Stocks	178,600	3,244	—	181,844
Corporate Bonds	—	61,285,172	—	61,285,172
Exchange-Traded Funds	3,508,410	—	—	3,508,410
Senior Floating-Rate Loans	—	3,423,210	—	3,423,210
Short-Term Investments	3,743,039	—	—	3,743,039
Total Investments	$7,430,049	$65,543,835	$ —	$72,973,884
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,727)	$ —	$ (6,727)
Total	$ —	$ (6,727)	$ —	$ (6,727)
.